Income Taxes - Schedule of deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Other investments	$ 0	$ (126,461)
Capital losses carried forward	0	126,461
Total	$ 0	$ 0